Notes Payable (Details)		1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 05, 2025 USD ($) installment	May 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Feb. 28, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023	Nov. 30, 2022 USD ($)
Notes Payable
Promissory note - related party						$ 204,128		$ 439,004
Notes and interest payable						643,132		439,004
Angel Studios Inc. Cik0001671941
Notes Payable
Coupon rate (in percent)		10.00%
Fair Value, Restricted						21,748,336
Promissory note - related party						22,904,952	$ 10,708,437	23,750,000	$ 28,911,394	$ 2,000,000
Notes and interest payable						$ 22,163,481		11,455,940	$ 4,160,277
Short-term loan agreement		$ 500,000
Term of repayment		100 days
Angel Studios Inc. Cik0001671941 | Minimum
Notes Payable
Term of repayment						80 days
Angel Studios Inc. Cik0001671941 | Maximum
Notes Payable
Term of repayment						120 days
Print and advertising expense raises with individual investor | Angel Studios Inc. Cik0001671941
Notes Payable
Maximum Revenue participation rights payable (in percent)				120.00%
Rate of return on initial investment (in percent)				20.00%
Promissory note - related party				$ 5,000,000
Notes and interest payable				$ 5,000,000
several note agreements | Angel Studios Inc. Cik0001671941
Notes Payable
Fair Value, Restricted					$ 21,700,000
Promissory note - related party					$ 13,500,000
several note agreements | Angel Studios Inc. Cik0001671941 | Minimum
Notes Payable
Coupon rate (in percent)					11.50%
Crypto Asset, Initial Margin Collateral, Percentage					150.00%
Crypto Asset, Additional Collateral Requirement, Threshold Percentage					140.00%
several note agreements | Angel Studios Inc. Cik0001671941 | Maximum
Notes Payable
Coupon rate (in percent)					12.00%
Crypto Asset, Initial Margin Collateral, Percentage					167.00%
Crypto Asset, Additional Collateral Requirement, Threshold Percentage					143.00%
P&A expense raises with institutional investors | Angel Studios Inc. Cik0001671941
Notes Payable
Maximum Revenue participation rights payable (in percent)									110.00%
Rate of return on initial investment (in percent)									10.00%
Promissory note - related party									$ 21,000,000
Repayment of interest									$ 1,700,000
Print and advertising loan agreement | Angel Studios Inc. Cik0001671941
Notes Payable
Maximum borrowing capacity												$ 5,000,000
Coupon rate (in percent)		10.00%									10.00%
Promissory note - related party		$ 3,000,000
Notes and interest payable						$ 2,500,000		$ 3,300,000
Loan and Security Agreement | Angel Studios Inc. Cik0001671941 | Angel Studios Licensing, LLC
Notes Payable
Loan paid for working capital	$ 5,400,000
Effective interest rate	18.50%
Number of quarterly installments | installment	9
Setup fee and legal fee payable	$ 100,000
Loan is repayable in quarterly installments	$ 700,000
Short term note | Angel Studios Inc. Cik0001671941
Notes Payable
Coupon rate (in percent)			10.00%
Promissory note - related party			$ 300,000
Short-term loan agreement			$ 300,000
Term of repayment			100 days